SHARE CAPITAL	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
SHARE CAPITAL	SHARE CAPITAL
Pembina is authorized to issue an unlimited number of common shares, without par value, 254,850,850 Class A preferred shares, issuable in series and an unlimited number of Class B preferred shares. The holders of the common shares are entitled to receive notice of, attend and vote at any meeting of the shareholders of Pembina, receive dividends declared and share in the remaining property of Pembina upon distribution of the assets of Pembina among its shareholders for the purpose of winding-up its affairs.
Common Share Capital

($ millions, except as noted)	Number of Common Shares (millions)	Common Share Capital
Balance at December 31, 2021	550	15,678
Share-based payment transactions(1)	7	319
Repurchased	(7)	(204)
Balance at December 31, 2022	550	15,793
Share-based payment transactions(1)	—	6
Repurchased	(1)	(34)
Balance at December 31, 2023	549	15,765
Share Repurchase Program
On March 7, 2023, the Toronto Stock Exchange ("TSX") accepted the renewal of Pembina's normal course issuer bid (the "NCIB") that allows the Company to repurchase, at its discretion, up to five percent of the Company's outstanding common shares (representing approximately 27.5 million common shares) through the facilities of the TSX, the New York Stock Exchange and/or alternative Canadian trading systems or as otherwise permitted by applicable securities law, subject to certain restrictions on the number of common shares that may be purchased on a single day. Common shares purchased by the Company under the NCIB are cancelled. The NCIB commenced on March 10, 2023 and will terminate on March 9, 2024 or on such earlier date as the Company has purchased the maximum number of common shares permitted pursuant to the NCIB or at such time Pembina determines to no longer make purchases thereunder.
The following table summarizes Pembina's share repurchases under its NCIB:

For the years ended December 31 (millions, except as noted)	2023	2022
Number of common shares repurchased for cancellation (thousands)	1,197	7,154
Average price per share	$41.76	$46.55
Total cost(1)	50	333
(1)    Total cost includes $34 million (2022: $204 million) charged to share capital and $16 million (2022: $129 million) charged to deficit.
Preferred Share Capital

($ millions, except as noted)	Number of Preferred Shares (millions)	Preferred Share Capital
Balance at December 31, 2021	105	2,517
Class A, Series 23 Preferred shares redeemed, net of issue costs	(12)	(300)
Part VI.1 tax	—	(9)
Balance at December 31, 2022	93	2,208
Part VI.1 tax	—	(9)
Balance at December 31, 2023	93	2,199
On October 3, 2022, none of the eight million issued and outstanding Cumulative Redeemable Rate Reset Class A Preferred Series 15 Shares were converted into Cumulative Redeemable Floating Rate Class A Preferred Shares, Series 16.
On November 15, 2022, Pembina redeemed all of the 12 million issued and outstanding Cumulative Redeemable Minimum Rate Reset Class A Preferred Shares, Series 23 (the "Series 23 Class A Preferred Shares") for a redemption price equal to $25.00 per Series 23 Class A Preferred Share. The total redemption price for the Series 23 Class A Preferred Shares was $300 million.
On February 14, 2023, holders of an aggregate of 1,028,130 of the 16 million issued and outstanding Cumulative Redeemable Minimum Rate Reset Class A Preferred Shares, Series 21 (the "Series 21 Class A Preferred Shares") elected to convert, on a one-for-one basis, their Series 21 Class A Preferred Shares into Cumulative Redeemable Floating Rate Class A Preferred Shares, Series 22 ("Series 22 Class A Preferred Shares"). As a result of the exercise of such conversion rights, Pembina has 14,971,870 Series 21 Class A Preferred Shares and 1,028,130 Series 22 Class A Preferred Shares issued and outstanding. The annual dividend rate applicable to the Series 22 Class A Preferred Shares for the three-month floating rate period from and including March 1, 2024 to, but excluding June 1, 2024 is 8.291 percent.
On February 15, 2023, none of the Cumulative Redeemable Minimum Rate Reset Class A Preferred Shares, Series 25 ("Series 25 Class A Preferred Shares") outstanding were converted into Cumulative Redeemable Floating Rate Class A Preferred Shares, Series 26. The annual dividend rate for the Series 25 Class A Preferred Shares for the five-year period from and including February 15, 2023 to, but excluding, February 15, 2028 is 6.481 percent.
On December 1, 2023, none of the 10 million Cumulative Redeemable Rate Reset Class A Preferred Shares, Series 1 ("Series 1 Class A Preferred Shares") outstanding were converted into Cumulative Redeemable Floating Rate Class A Preferred Shares, Series 2. The annual dividend rate for the Series 1 Class A Preferred Shares for the five-year period from and including December 1, 2023 to, but excluding, December 1, 2028 is 6.525 percent.
Subsequent to the end of the year, on February 15, 2024, none of the six million Cumulative Redeemable Rate Reset Class A Preferred Shares, Series 3 ("Series 3 Class A Preferred Shares") outstanding were converted into Cumulative Redeemable Floating Rate Class A Preferred Shares, Series 4. The annual dividend rate for the Series 3 Class A Preferred Shares for the five-year period from and including March 1, 2024 to, but excluding March 1, 2029 will be 6.019 percent.
Dividends
The following dividends were declared and paid by Pembina:

For the years ended December 31
($ millions)	2023	2022
Common shares
$2.66 per common share (2022: $2.55)	1,459	1,409
Class A preferred shares
$1.23 per Series 1 Class A Preferred Share (2022: $1.23)	12	12
$1.12 per Series 3 Class A Preferred Share (2022: $1.12)	7	7
$1.14 per Series 5 Class A Preferred Share (2022: $1.14)	11	11
$1.10 per Series 7 Class A Preferred Share (2022: $1.10)	11	11
$1.08 per Series 9 Class A Preferred Share (2022: $1.08)	10	10
$1.54 per Series 15 Class A Preferred Share (2022: $1.22)	12	10
$1.21 per Series 17 Class A Preferred Share (2022: $1.21)	7	7
$1.17 per Series 19 Class A Preferred Share (2022: $1.17)	9	9
$1.49 per Series 21 Class A Preferred Share (2022: $1.23)	23	20
$1.49 per Series 22 Class A Preferred Share (2022: nil)	2	—
nil per Series 23 Class A Preferred Share (2022: $1.15)	—	16
$1.54 per Series 25 Class A Preferred Share (2022: $1.30)	16	13
	120	126
On February 22, 2024, Pembina announced that its Board of Directors had declared a common share cash dividend for the first quarter of 2024 of $0.6675 per share to be paid on March 28, 2024, to shareholders of record on March 15, 2024.
Pembina's Board of Directors also declared quarterly dividends for Pembina's Class A preferred shares on January 8, 2024 as outlined in the following table:

Series	Record Date	Payable Date	Per Share Amount	Dividend Amount ($ millions)
Series 1	February 1, 2024	March 1, 2024	$0.407813	4
Series 3	February 1, 2024	March 1, 2024	$0.279875	2
Series 5	February 1, 2024	March 1, 2024	$0.285813	3
Series 7	February 1, 2024	March 1, 2024	$0.273750	3
Series 9	February 1, 2024	March 1, 2024	$0.268875	2
Series 15	March 15, 2024	April 1, 2024	$0.385250	3
Series 17	March 15, 2024	April 1, 2024	$0.301313	2
Series 19	March 15, 2024	April 1, 2024	$0.292750	2
Series 21	February 1, 2024	March 1, 2024	$0.393875	6
Series 22	February 1, 2024	March 1, 2024	$0.523436	1
Series 25	January 31, 2024	February 15, 2024	$0.405063	4